Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ (75.1)	$ (66.0)	$ (66.0)		$ (75.6)	$ (58.1)
Other comprehensive income (loss) before reclassifications	1.8	(2.3)	(9.7)
Amortization of actuarial losses reclassified to net income	0.2	0.2	0.6	[1]
Total other comprehensive income (loss), net of tax	2.0	(2.1)	(9.1)		9.6	(17.5)
Ending balance	(73.1)	(68.1)	(75.1)		(66.0)	(75.6)
Cumulative Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(69.2)	(54.3)	(54.3)		(65.3)	(51.0)
Other comprehensive income (loss) before reclassifications	1.8	(2.3)	(14.9)
Amortization of actuarial losses reclassified to net income	0	0	0	[1]
Total other comprehensive income (loss), net of tax	1.8	(2.3)	(14.9)		11.0	(14.3)
Ending balance	(67.4)	(56.6)	(69.2)		(54.3)	(65.3)
Net Actuarial Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(5.9)	(11.7)	(11.7)		(10.3)	(7.1)
Other comprehensive income (loss) before reclassifications	0	0	5.2
Amortization of actuarial losses reclassified to net income	0.2	0.2	0.6	[1]
Total other comprehensive income (loss), net of tax	0.2	0.2	5.8		(1.4)	(3.2)
Ending balance	$ (5.7)	$ (11.5)	$ (5.9)		$ (11.7)	$ (10.3)

[1]	See Note 11 for additional details of items reclassified from accumulated other comprehensive income to net income.